Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Non-Material Individual Investments	Non-material individual investments of ITAÚ UNIBANCO HOLDING

	12/31/2025	01/01 to 12/31/2025
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	9,331	1,497	(10)	1,487
Joint ventures	1,509	(80)	(4)	(84)
Total	10,840	1,417	(14)	1,403

	12/31/2024	01/01 to 12/31/2024			01/01 to 12/31/2023
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	8,548	1,169	(3)	1,166	993
Joint ventures	1,526	(122)	9	(113)	(73)
Total	10,074	1,047	6	1,053	920